Description of Business (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Description of Business [Abstract]
Entity incorporation date				Dec. 28, 2009		Dec. 28, 2009
Net loss		$ (15,300,000)	$ (8,000,000)	$ (22,200,000)	$ (10,400,000)	$ (39,700,000)	$ 30,100,000
Accumulated deficit	$ (208,803,000)	(208,803,000)		(208,803,000)		(186,563,000)	(146,892,000)
Cash	10,914,000	$ 10,914,000	$ 489,000	10,914,000	$ 489,000	$ 432,000	$ 5,338,000	$ 803,000
Net proceeds from a private placement				$ 28,300,000
Net proceeds from subsequent closing of private placement financing	$ 400
Conversion ratio of shares	0.005014	0.005014		0.005014